ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) (USD $)	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization And Basis Of Presentation
Reverse stock split ratio	1-for-10
Liquidity and Management's Plans
Cash	$ 6,068,469	$ 3,747,000
Working capital deficit	3,603,000	4,380,000
Accumulated deficit	109,469,000	93,902,000
Net proceeds		10,700,000
Note repayment		3,113,366
Credit facility		$ 20,000,000